Debt Instruments - Financial assets at fair value through other comprehensive - Restricted assets (Details) - Financial instruments in connection with repurchase agreement transactions - Debt instruments. - MXN ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Financial assets available for sale category
Financial assets
Financial assets pledged as collateral for liabilities or contingent liabilities		$ 13,881
Financial assets at fair value through other comprehensive income category
Financial assets
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 18,463